Reporting Segments (Details) - Schedule of Reporting Segment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reporting Segment [Line Items]
Other operating income and expenses	$ 8,048	$ 3,807	$ 5,539
Net income before taxes	1,079,595	691,385	901,106
Income taxes	(219,745)	(97,548)	(93,624)
NET INCOME FOR THE YEAR	859,850	593,837	807,482
Total
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	41,323,844	40,811,886	38,729,401
Deposits and other demand deposits	31,359,234	29,675,768	27,065,015
Net interest income	1,786,786	1,093,049	1,570,112
Net fee and commission income	547,066	502,640	407,269
Net income from financial operations	250,519	302,455	217,178
Provision for loan losses	(504,590)	(322,785)	(356,494)
Support expenses	(907,980)	(878,060)	(855,020)
Other operating income and expenses	(92,206)	(5,914)	(81,939)
Net income before taxes	1,079,595	691,385	901,106
Income taxes	(219,745)	(97,548)	246,587
NET INCOME FOR THE YEAR	859,850	593,837	1,147,693
Retail
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	31,942,515	31,072,731	30,357,086
Deposits and other demand deposits	13,016,941	13,487,482	15,562,879
Net interest income	1,559,556	1,476,793	1,277,436
Net fee and commission income	454,194	384,415	329,849
Net income from financial operations	61,031	53,012	44,208
Provision for loan losses	(446,842)	(295,144)	(289,841)
Support expenses	(715,845)	(701,820)	(683,944)
Other operating income and expenses	(68,395)	29,561	(62,219)
Net income before taxes	843,699	946,817	615,489
Income taxes	(219,396)	(250,222)	171,927
NET INCOME FOR THE YEAR	624,303	696,595	787,416
Wealth Management & Insurance
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	818,155	729,012	363,202
Deposits and other demand deposits	2,773,286	2,095,310	891,933
Net interest income	57,773	53,882	25,943
Net fee and commission income	23,183	20,462	33,010
Net income from financial operations	2,661	2,992	1,339
Provision for loan losses	(2,430)	(77)	(243)
Support expenses	(33,494)	(30,724)	(17,376)
Other operating income and expenses	471	2,398	(471)
Net income before taxes	48,164	48,933	42,202
Income taxes	(12,681)	(12,719)	11,699
NET INCOME FOR THE YEAR	35,483	36,214	53,901
Middle-market
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	6,044,799	6,026,504	4,844,595
Deposits and other demand deposits	4,299,293	3,808,484	3,200,894
Net interest income	314,230	310,374	212,274
Net fee and commission income	43,954	37,394	28,884
Net income from financial operations	20,533	20,926	11,008
Provision for loan losses	(53,695)	(37,515)	(57,253)
Support expenses	(43,343)	(41,176)	(39,831)
Other operating income and expenses	(2,317)	105	(3,364)
Net income before taxes	279,362	290,108	151,718
Income taxes	(79,109)	(85,261)	42,740
NET INCOME FOR THE YEAR	200,253	204,847	194,458
CIB
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	2,301,491	3,089,036	3,137,086
Deposits and other demand deposits	8,357,393	8,275,044	6,644,834
Net interest income	235,140	246,636	146,773
Net fee and commission income	54,901	49,793	37,804
Net income from financial operations	176,705	183,871	158,937
Provision for loan losses	(2,995)	10,418	(8,082)
Support expenses	(97,420)	(90,944)	(91,926)
Other operating income and expenses	(2,653)	2,519	(2,184)
Net income before taxes	363,678	402,293	241,322
Income taxes	(97,559)	(105,017)	66,117
NET INCOME FOR THE YEAR	266,119	297,276	307,439
Corporate Activity & others
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	216,884	(105,397)	27,432
Deposits and other demand deposits	2,912,321	2,009,448	764,475
Net interest income	(379,913)	(994,636)	(92,314)
Net fee and commission income	(29,166)	10,576	(22,278)
Net income from financial operations	(10,411)	41,654	1,686
Provision for loan losses	1,372	(467)	(1,075)
Support expenses	(17,878)	(13,396)	(21,943)
Other operating income and expenses	(19,312)	(40,497)	(13,701)
Net income before taxes	(455,308)	(996,766)	(149,625)
Income taxes	189,000	355,671	(45,896)
NET INCOME FOR THE YEAR	$ (266,308)	$ (641,095)	$ (195,521)